Income Taxes (Details)	12 Months Ended
Dec. 31, 2012
Himax Taiwan [Member] | Investment One [Member]
Tax Exemption Period	January 1, 2006-December 31, 2010
Himax Taiwan [Member] | Investment Two [Member]
Tax Exemption Period	January 1, 2008-December 31, 2012
Himax Taiwan [Member] | Investment Three [Member]
Tax Exemption Period	January 1, 2013-December 31, 2017
Himax Semi Conductor [Member]
Tax Exemption Period	January 1, 2009-December 31, 2013